Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Schedule Of Derivatives Not Designated As Hedging, By Balance Sheet Location

The company will record changes in fair value in Accumulated other comprehensive income. A 0.25% change in LIBOR would not have a material impact on the fair value of the interest rate swaps.

	Liability Derivatives
Derivatives instruments	Balance Sheet Location	March 30, 2013	September 29, 2012
Interest rate swaps—2010 Swaps	Other long-term liabilities	$4	$7
Interest rate swaps—2013 Swaps	Other long-term liabilities	$3	—

Interest expense through the end of the respective swap agreements.

	Liability Derivatives
Derivatives not designated as hedging instruments under FASB guidance	Balance Sheet Location	2012	2011
Interest rate swaps—2010 Swaps	Other long-term liabilities	$7	$8

Schedule Of Derivatives Not Designated As Hedging, By Statement Of Operations Location

The effect of the derivative instruments on the Consolidated Statement of Operations is as follows:

		Quarterly Period Ended		Two Quarterly Period Ended
Derivatives not designated as hedging instruments under FASB guidance	Statement of Operations Location	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Interest rate swaps—2010 Swaps	Other expense (income)	$(2)	$2	$(3)	$(1)
Interest expense		$1	$1	$2	$2

The effect of the derivative instruments on the Consolidated Statement of Operations are as follows:

Derivatives not designated as hedging instruments under FASB guidance	Statement of Operations Location	2012	2011
Interest rate swaps—2010 Swaps	Other expense (income)	$—	$(2)
	Interest expense	$4	$1

Summary Of Long-Term Indebtedness In Excess Of Fair Value

The following table summarizes our long-term indebtedness for which the book value was in excess of the fair value:

	March 30, 2013	September 29, 2012
Second Priority Senior Secured Floating Rate Notes	$—	$1
Senior Unsecured Term Loan	—	6

The following table summarizes our long-term indebtedness for which the book value was in excess of the fair value:

	2012	2011
First Priority Senior Secured Floating Rate Notes	—	61
9 1/2% Second Priority Notes	—	83
9 3/4% Second Priority Notes	—	140
Second Priority Senior Secured Floating Rate Notes	1	38
Senior Unsecured Term Loan	6	8
11% Senior Subordinated Notes	—	64
10 1/4% Senior Subordinated Notes	—	18

Valuation Of Property, Plant and Equipment And Intangible Assets

Included in the following table are the major categories of assets measured at fair value on a non-recurring basis as of March 30, 2013 and March 31, 2012, along with the impairment loss recognized on the fair value measurement during the period:

	As of March 30, 2013
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	Quarterly Period Ended March 30, 2013 Impairment Loss	Two Quarterly Periods Ended March 30, 2013 Impairment Loss
Indefinite-lived trademarks	$—	$—	$207	$207	$—	$—
Goodwill	—	—	1,633	1,633	—	—
Definite lived intangible assets	—	—	739	739	—	—
Property, plant, and equipment	—	—	1,242	1,242	—	—

Total	$—	$—	$3,821	$3,821	$—	$—

	As of March 31, 2012
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	Quarterly Period Ended March 31, 2012 Impairment Loss	Two Quarterly Periods Ended March 31, 2012 Impairment Loss
Indefinite-lived trademarks	$—	$—	$220	$220	$—	$—
Goodwill	—	—	1,587	1,587	—	—
Definite lived intangible assets	—	—	814	814	—	17
Property, plant, and equipment	—	—	1,213	1,213	1	3

Total	$—	$—	$3,834	$3,834	$1	$20

Schedule Of Assets Measured At Fair Value On A Non-Recurring Basis

Included in the following table are the major categories of assets measured at fair value on a non-recurring basis along with the impairment loss recognized on the fair value measurement for the year then ended.

	As of the end of fiscal 2012			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,626	1,626	—
Definite lived intangibles	—	—	737	737	17
Property, plant, and equipment	—	—	1,216	1,216	3

Total	$—	$—	$3,799	$3,799	$20

	As of the end of fiscal 2011			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,595	1,595	165
Property, plant, and equipment	—	—	1,250	1,250	35

Total	$—	$—	$3,065	$3,065	$200

	As of the end of fiscal 2010			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,700	1,700	—
Property, plant, and equipment	—	—	1,146	1,146	19

Total	$—	$—	$3,066	$3,066	$19